STOCK-BASED COMPENSATION - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021
Waldencast plc
Number of Common Stock Options
Beginning balance (in shares)	0
Granted (in shares)	20,452,155
Exercised (in shares)	0
Forfeited (in shares)	0
Ending balance (in shares)	20,452,155	0
Exercisable (in shares)	4,451,538
Vested and expected to vest (in shares)	20,452,155
Weighted Average Exercise Price
Beginning balance, weighted average exercise price (in dollars per share)	$ 0
Granted, weighted average exercise price (in dollars per share)	9.50
Exercised, weighted average exercise price (in dollars per share)	0
Forfeited. weighted average exercise price (in dollars per share)	0
Ending balance, weighted average exercise price (in dollars per share)	9.50	$ 0
Exercisable, weighted average exercise price (in dollars per share)	4.17
Vested and expected to vest, weighted average exercise price (in dollars per share)	$ 9.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, weighted average remaining contractual life	8 years 3 months 18 days
Granted, weighted average remaining contractual life	8 years 3 months 18 days
Exercisable, weighted average remaining contractual life	7 years 6 months
Vested and expected to vest, weighted average remaining contractual life	8 years 3 months 18 days
Outstanding, aggregate intrinsic value	$ 39,118
Exercisable, aggregate intrinsic value	21,816
Vested and expected to vest, aggregate intrinsic value	$ 39,118
Obagi Cosmeceuticals
Number of Common Stock Options
Beginning balance (in shares)	774,800	800,000	0
Granted (in shares)		0	800,000
Exercised (in shares)		0	0
Forfeited (in shares)		25,200	0
Vested (in shares)		0	0
Ending balance (in shares)		774,800	800,000
Weighted Average Exercise Price
Beginning balance, weighted average exercise price (in dollars per share)	$ 41.10	$ 41.10	$ 0
Granted, weighted average exercise price (in dollars per share)		0	41.10
Exercised, weighted average exercise price (in dollars per share)		0	0
Forfeited. weighted average exercise price (in dollars per share)		41.10	0
Vested, weighted average exercise price (in dollars per share)		0	0
Ending balance, weighted average exercise price (in dollars per share)		$ 41.10	$ 41.10
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, weighted average remaining contractual life		8 years 6 months	9 years 1 month 6 days
Granted, weighted average remaining contractual life			9 years 1 month 6 days
Forfeited, weighted average remaining contractual life		8 years 7 months 6 days
Outstanding, aggregate intrinsic value		$ 19,659	$ 16,456
Granted, aggregate intrinsic value			$ 16,456
Forfeited, aggregate intrinsic value		$ 639